Tradr 2X Long NNE Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$571,853
TOTAL NET ASSETS — 100.0%	$571,853

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	NANO Nuclear Energy, Inc.	Receive	6.65% (OBFR01* + 300bps)	At Maturity	12/13/2026	$1,258,349	$-	$(123,920)
TOTAL EQUITY SWAP CONTRACTS								$(123,920)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.